Real Estate Transactions (Details) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 30, 2011	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010
Business Acquisition [Line Items]
Number of businesses acquired (in properties)				1	28
Percentage of interest acquired in commercial properties				100.00%	100.00%
Business Acquisition, Purchase Price Allocation [Abstract]
Land				$ 1,858,000	$ 29,570,000
Building and improvements				5,073,000	57,405,000
Total purchase price				7,591,000	100,717,000
Revenue of acquiree since acquisition date				77,000	6,000,000
Loss of acquiree since acquisition date				(168,000)	1,000,000
Consolidated revenue of acquiree since acquisition date					283,515,000	279,310,000
Net income of acquiree since acquisition date					57,506,000	32,261,000
Acquisition costs				233,000	3,021,000	3,441,000
Tenant improvement allowance				8,800,000	12,000,000
Sale of stock, percentage of ownership percentage sold	100.00%	100.00%
Number of properties sold				2	10
Proceeds from sale of unconsolidated joint venture interests				21,178,000	18,769,000	0
Gain on sale of unconsolidated joint venture interests			5,100,000	0	5,162,000	0
Sale of productive assets, sale price				7,500,000
Proceeds from sale of real estate assets				7,252,000
Gain on sale of real estate assets and property condemnation				552,000
Write-off of straight-line receivables as a reduction to the gain on sale of real estate assets and property condemnation				(215,000)
Dispositions, revenue				610,000	633,000	633,000
Dispositions, net income excluding gain on sale				24,000	154,000	147,000
Acquired in-place leases
Business Acquisition, Purchase Price Allocation [Abstract]
Acquired finite-lived intangible asset - leases, amount				624,000	14,139,000
Acquired above market leases
Business Acquisition, Purchase Price Allocation [Abstract]
Acquired finite-lived intangible asset - leases, amount				36,000	835,000
Acquired below market leases
Business Acquisition, Purchase Price Allocation [Abstract]
Acquired below market leases					$ (1,232,000)
Unconsolidated properties
Business Acquisition, Purchase Price Allocation [Abstract]
Number of square feet in a multi-tenant retail building (in square feet)				386,000